Equity - Schedule of Non-controlling Interests (Details)	12 Months Ended
Dec. 31, 2025 USD ($)
Equity [abstract]
Fair value of deferred consideration	$ 25,065,957
Add stamp duty costs	416,370
Less net assets attributable to NCI	(10,414,508)
Decrease in equity attributable to shareholders	$ 15,067,819